UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

Deutsche Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2014 (Unaudited)

Deutsche LifeCompass Retirement Fund
	Shares	Value ($)
Equity - Equity Funds 42.6%
Deutsche Capital Growth Fund "Institutional" (a)	4,346	368,654
Deutsche Core Equity Fund "Institutional" (a)	235,637	6,103,009
Deutsche EAFE Equity Index Fund "Institutional" (a)	116,012	1,660,131
Deutsche Emerging Markets Equity Fund "Institutional" (a)	64,551	1,067,675
Deutsche Equity 500 Index Fund "Institutional" (a)	24,471	5,740,860
Deutsche Global Equity Fund "Institutional" (a)	86,723	720,666
Deutsche Global Growth Fund "Institutional" (a)	9,414	273,567
Deutsche Global Infrastructure Fund "Institutional" (a)	178,256	2,782,572
Deutsche Global Small Cap Fund "Institutional" (a)	24,630	1,082,488
Deutsche Latin America Equity Fund "S" (a)	1,379	37,914
Deutsche Real Estate Securities Fund "Institutional" (a)	107,213	2,654,603
Deutsche Real Estate Securities Income Fund "Institutional" (a)	7,206	80,129
Deutsche Small Cap Core Fund "S" (a)	56,904	1,548,921
Deutsche Small Cap Growth Fund "S" (a)	6,052	199,657
Deutsche Small Cap Value Fund "Institutional" (a)	2,571	71,878
Deutsche World Dividend Fund "Institutional" (a)	18,501	557,808

Total Equity - Equity Funds (Cost $18,905,877)		24,950,532
Equity - Exchange-Traded Funds 5.5%
Deutsche X-trackers MSCI Europe Hedged Equity Fund (b)	4,300	119,110
Deutsche X-trackers MSCI Japan Hedged Equity Fund (b)	1,600	65,664
iShares MSCI Pacific ex Japan Fund	13,600	633,080
SPDR Barclays Convertible Securities Fund	44,738	2,250,769
SPDR S&P Emerging Asia Pacific Fund	1,600	138,336

Total Equity - Exchange-Traded Funds (Cost $2,901,348)		3,206,959
Fixed Income - Bond Funds 47.8%
Deutsche Core Plus Income Fund "Institutional" (a)	471,412	5,176,107
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	197,634	2,847,904
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	172,814	1,798,992
Deutsche Enhanced Global Bond Fund "S" (a)	171,595	1,635,301
Deutsche Floating Rate Fund "Institutional" (a)	87,036	805,079
Deutsche Global Inflation Fund "Institutional" (a)	702,276	7,078,942
Deutsche High Income Fund "Institutional" (a)	244,838	1,194,811
Deutsche Short Duration Fund "S" (a)	390,708	3,543,721
Deutsche U.S. Bond Index Fund "Institutional" (a)	378,205	3,865,260

Total Fixed Income - Bond Funds (Cost $28,526,541)		27,946,117
Market Neutral Fund 1.2%
Deutsche Diversified Market Neutral Fund "Institutional" (a) (Cost $778,330)	83,470	720,344
Fixed Income - Money Market Fund 3.2%
Central Cash Management Fund, 0.06% (a) (c) (Cost $1,860,682)	1,860,682	1,860,682

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $52,972,778) †	100.3	58,684,634
Other Assets and Liabilities, Net	(0.3)	(188,154)

Net Assets	100.0	58,496,480

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $52,973,191.  At November 30, 2014, net unrealized appreciation for all securities based on tax cost was $5,711,443.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,529,735 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $818,292.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b) Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c) The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2014 is as follows:

Affiliate	Value ($) at 8/31/2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/(Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 11/30/2014

Deutsche Capital Growth Fund	641,929	—	291,800	97,126	—	—	368,654
Deutsche Core Equity Fund	6,177,909	88,046	320,900	24,823	13,846	—	6,103,009
Deutsche Core Fixed Income Fund	4,377,913	—	4,325,167	59,121	—	—	—
Deutsche Core Plus Income Fund	1,748,726	4,369,231	949,600	(6,644)	44,064	—	5,176,107
Deutsche Diversified Market Neutral Fund	740,050	100	21,500	(2,345)	—	—	720,344
Deutsche EAFE Equity Index Fund	1,941,743	—	195,100	13,738	—	—	1,660,131
Deutsche Emerging Markets Equity Fund	1,176,057	13,700	37,200	(2,774)	—	—	1,067,675
Deutsche Enhanced Commodity Strategy Fund	2,761,320	252,058	—	—	43,258	—	2,847,904
Deutsche Enhanced Emerging Markets Fixed Income Fund	1,955,982	19,849	100,600	1,267	19,849	—	1,798,992
Deutsche Enhanced Global Bond Fund	1,757,452	21,278	80,600	(4,304)	21,278	—	1,635,301
Deutsche Equity 500 Index Fund	6,036,150	27,649	492,400	142,956	27,649	—	5,740,860
Deutsche Floating Rate Fund	1,285,864	9,990	472,600	(8,803)	9,990	—	805,079
Deutsche Global Equity Fund	766,989	14,600	43,600	(1,771)	—	—	720,666
Deutsche Global Growth Fund	294,761	6,700	15,700	(313)	—	—	273,567
Deutsche Global Inflation Fund	6,751,774	435,129	—	—	14,629	—	7,078,942
Deutsche Global Infrastructure Fund	2,414,164	379,718	—	—	1,918	—	2,782,572
Deutsche Global Small Cap Fund	1,181,144	23,900	56,500	(2,983)	—	—	1,082,488
Deutsche High Income Fund	856,200	428,861	59,500	(1,566)	16,361	—	1,194,811
Deutsche Latin America Equity Fund	71,887	300	23,400	(692)	—	—	37,914
Deutsche Real Estate Securities Fund	2,350,462	157,456	—	—	10,956	895	2,654,603
Deutsche Real Estate Securities Income Fund	72,603	6,895	—	—	—	—	80,129
Deutsche Short Duration Fund	3,833,068	59,421	311,500	(4,455)	25,121	—	3,543,721
Deutsche Small Cap Core Fund	1,744,276	—	187,200	46,262	—	—	1,548,921
Deutsche Small Cap Growth Fund	226,041	—	25,300	(1,712)	—	—	199,657
Deutsche Small Cap Value Fund	81,191	—	8,700	(6,075)	—	—	71,878
Deutsche U.S. Bond Index Fund	4,904,031	31,333	1,070,300	(39,202)	30,805	—	3,865,260
Deutsche World Dividend Fund	826,111	2,878	253,200	(11,827)	2,878	—	557,808
Deutsche X-trackers MSCI Europe Hedged Equity ETF	117,305	—	—	—	—	—	119,110
Deutsche X-trackers MSCI Japan Hedged Equity ETF	59,040	—	—	—	—	—	65,664
Central Cash Management Fund	740,018	3,588,822	2,468,158	—	157	—	1,860,682
Total	57,892,160	9,937,914	11,810,525	289,827	282,759	895	55,662,449

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$24,950,532	$—	$—	$24,950,532
Exchange-Traded Funds	3,206,959	—	—	3,206,959
Bond Funds	27,946,117	—	—	27,946,117
Market Neutral Fund	720,344	—	—	720,344
Money Market Fund	1,860,682	—	—	1,860,682
Total	$58,684,634	$—	$—	$58,684,634

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche LifeCompass Retirement Fund, a series of Deutsche Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2015